Intangible Assets, Net	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net	INTANGIBLE ASSETS, NET
As of June 30, 2023 and December 31, 2022, intangible assets, net were mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps. 22,622,380 and Ps. 30,024,934, respectively.
A.    Wells unassigned to a reserve

	As of June 30,
	2023		2022
Wells unassigned to a reserve:
Balance at the beginning of the year	Ps.	28,388,655	18,639,136
Additions to construction in progress	18,994,442		13,421,438
Transfers against expenses	(15,667,953)		(4,539,894)
Transfers against fixed assets	(10,669,293)		(3,513,868)
Balance at the end of the period	Ps.	21,045,851	24,006,812
As of June 30, 2023 and 2022, PEMEX recognized expenses related to unsuccessful wells of Ps. 17,105,924 and Ps. 11,256,526, respectively, directly in its statement of comprehensive income (loss).

B.    Other intangible assets
Other intangible assets are mainly licenses, exploration expenses, evaluation of assets and concessions.

	As of June 30,
	2023		2022

Balance at the beginning of the year	Ps.	1,636,280	1,377,010
Additions	297,387		1,774,478
Effects of foreign exchange	(161,042)		19,659
Amortization	(196,096)		(129,615)
Balance at the end of the period	Ps.	1,576,529	3,041,532